Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information
32.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	Note		As of December 31,
			2014	2015
			RMB	RMB	US$
ASSETS
Current assets
Cash			3,891	798,200	123,221
Restricted cash			100,000	—	—
Short-term investments			11,242	—	—
Prepaid expenses and other current assets			52,989	66,287	10,233
Amount due from a related party	(b	)	24,476	25,974	4,010
Amount due from subsidiaries	(b	)	2,078,468	3,153,413	486,803

Total current assets			2,271,066	4,043,874	624,267

Non-current assets
Investments in subsidiaries			2,659,202	2,565,783	396,089
Amount due from a related party	(b	)	70,000	70,000	10,806
Other non-current assets			27,900	6,123	945

Total non-current assets			2,757,102	2,641,906	407,840

Total assets			5,028,168	6,685,780	1,032,107

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables			4,772	14,826	2,289
Account payables			—	5,929	914
Interest payable			7,390	7,829	1,209
Amount due to related parties	(b	)	268,290	346,872	53,548
Amount due to subsidiaries	(b	)	—	3,728	576
Bonds payable	(d	)	—	264,250	40,793

Total current liabilities			280,452	643,434	99,329

Non-current liabilities
Amount due to related parties	(b	)	280,728	27,384	4,227
Bonds payable	(d	)	2,264,064	2,000,000	308,747

Total non-current liabilities			2,544,792	2,027,384	312,974

Total liabilities			2,825,244	2,670,818	412,303

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 346,803,765 and 458,916,346 shares issued and outstanding as of December 31, 2014 and 2015, respectively)			23	30	4
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 49,430,544 and 63,596,248 shares issued and outstanding as of December 31, 2014 and 2015, respectively)			3	4	1
Additional paid-in capital			4,117,232	6,295,320	971,830
Accumulated other comprehensive loss			(65,754)	(24,236)	(3,741)
Accumulated deficit			(1,634,915)	(2,063,014)	(318,474)
Treasury stock			(213,665)	(193,142)	(29,816)

Total shareholders’ equity			2,202,924	4,014,962	619,804

Total liabilities and shareholders’ equity			5,028,168	6,685,780	1,032,107

Condensed statements of operations

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(16,741)	(125,859)	(166,662)	(25,729)
Changes in the fair value of contingent purchase consideration payables	(99,874)	(22,629)	(43,325)	(6,688)

Operating loss	(116,615)	(148,488)	(209,987)	(32,417)
Other income	(41,475)	(199,418)	(152,100)	(23,480)
Share of profits (losses) from subsidiaries and Consolidated VIEs	109,864	(574)	(66,012)	(10,190)

Loss before income taxes	(48,226)	(348,480)	(428,099)	(66,087)
Income tax expense	—	—	—	—

Net loss	(48,226)	(348,480)	(428,099)	(66,087)

Condensed statements of comprehensive loss

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net loss	(48,226)	(348,480)	(428,099)	(66,087)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(21,357)	16,835	41,518	6,409

Other comprehensive loss, net of tax of nil:
Comprehensive loss	(69,583)	(331,645)	(386,581)	(59,678)

Comprehensive loss attributable to the Company’s ordinary shareholders	(69,583)	(331,645)	(386,581)	(59,678)

Condensed statements of cash flows

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net cash used in operating activities	(26,630)	(23,952)	(26,621)	(4,110)
Net cash used in investing activities	(67,455)	(1,186,053)	(977,300)	(150,869)
Net cash generated from financing activities	670,670	623,214	1,798,230	277,599

Net increase (decrease) in cash	576,585	(586,791)	794,309	122,620
Cash at beginning of the year	14,097	590,682	3,891	601

Cash at end of the year	590,682	3,891	798,200	123,221

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheet as “Investment in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of profits (losses) of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b)	Related party transactions

The Company had the following related party balances as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Amount due from subsidiaries
- 21Vianet HK	2,056,545	2,997,103	462,674
- 21Vianet Beijing	1,726	—	—
- Xi’an Holding	6,123	6,563	1,013
- Ventures	14,074	19,546	3,017
- Asia Cloud Technology	—	4,157	642
- WiFire Group	—	649	100
- Fastweb Technology	—	54,364	8,392
- 21V Mobile	—	71,031	10,965

	2,078,468	3,153,413	486,803

Amount due from related parties
Current:
- Seller of iJoy	24,476	25,974	4,010

Non-current:
- Seller of Aipu Group	70,000	70,000	10,806

Amount due to subsidiaries
- 21Vianet Technology	—	7	1
- 21Vianet Beijing	—	3,719	574
- 21Vianet China	—	2	1

	—	3,728	576

	December 31,
	2014	2015
	RMB	RMB	US$
Amount due to related parties
Current:
- Sellers of WiFire BJ &Yilong	2,970	2,970	459
- Sellers of Tianying	9,434	—	—
- Seller of Aipu Group	—	76,666	11,835
- Seller of Dermot Entities	205,380	205,800	31,770
- Seller of iJoy	50,506	61,436	9,484

	268,290	346,872	53,548

Non-current:
- Sellers of Tianying	17,585	16,350	2,524
- Seller of Aipu Group	67,531	11,034	1,703
- Seller of iJoy	18,392	—	—
- Seller of Dermot Entities	177,220	—	—

	280,728	27,384	4,227

(c)	Commitments

Operating lease commitments

The Company leases a facility in the United States under non-cancelable operating lease expiring on March 1, 2025. For the year ended December 31, 2013, 2014 and 2015, total rental expense for the operating lease amounted to nil, nil and RMB13,952 (US$2,154).

As of December 31, 2015, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to data center space consisting of the following:

	RMB	US$
2016	16,925	2,613
2017	17,348	2,678
2018	17,781	2,745
2019	18,226	2,813
2020 and thereafter	103,338	15,953

	173,618	26,802

(d)	Bonds payable

On March 22, 2013, the Company issued and sold 2016 Bonds with an aggregate principal amount of RMB1,000,000 at a coupon rate of 7.875% per annum. The 2016 Bonds will mature on March 22, 2016. The 2016 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the Bonds is payable semi-annually in arrears on March 22 and September 22 in each year, beginning September 22, 2013. The net proceeds from the 2016 Bonds, after deducting issuance costs of RMB25,189 and a discount of RMB1,970, were RMB972,841, which will be used for construction of new data centers and other general corporate purposes. The effective interest rate of the 2016 Bonds is 9.29%. On June 30, 2014, the Company repurchased 73.57% of the outstanding 2016 Bonds with the total consideration of RMB776,163 including payment of accrued interests of RMB15,556. The 2016 Bonds were subsequently fully repaid in March 2016.

On June 26, 2014, the Company issued and sold 2017 Bonds with an aggregate principal amount of RMB2,000,000 at a coupon rate of 6.875% per annum. The 2017 Bonds will mature on June 26, 2017. The 2017 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2017 Bonds is payable semi-annually in arrears on June 26 and December 26 in each year, beginning December 26, 2014. Net proceeds from the 2017 Bonds after deducting issuance costs of RMB19,360, were RMB1,980,640. The proceeds from issuance of 2017 Bonds was used to new data centers, fund acquisitions, repurchase the 2016 Bonds and for general corporate purposes. The effective interest rate of the 2017 Bonds is 7.39%.

Deferred issuance costs are included in “Other non-current assets” in the Company’s consolidated balance sheets. The deferred issuance costs are amortized as interest expense using the effective interest method over the term of the 2016 Bonds and the 2017 Bonds respectively.

Both the 2016 Bonds and the 2017 Bonds are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including trade payables) of the Company’s subsidiaries and Consolidated VIEs.